Loss Before Income Tax	12 Months Ended
Dec. 31, 2025
Loss Before Income Tax [Abstract]
LOSS BEFORE INCOME TAX

NOTE 7. LOSS BEFORE INCOME TAX

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$	December 31, 2023 US$
Employee benefit expenses:
- Wages and salaries	240,000	266,559	279,690
- Staff welfare	-	242	6,032
- Defined contribution superannuation plan expenses	-	-	3,425
	240,000	266,801	289,147
- Executive directors’ remuneration	12,000	3,435	228,400
- Non-executive directors’ remuneration	34,887	68,296	-
	46,887	71,731	228,400
Total employee benefit expenses	286,887	338,532	517,547

Depreciation and amortization of non-current assets:
- Machinery	-	1,437,334	784,000
- Office furniture and equipment	-	4,319	5,282
Total depreciation and amortization	-	1,441,653	789,282
	Consolidated
	December 31, 2025 US$	December 31, 2024 US$	December 31, 2023 US$
Other Expenses:
Other expenses	3,694	62,780	198,434
Operating assets written off	-	-	745,180
Inventory written off	-	-	37,029
Bad debts written off (recovery)	-	-	39,375
Rental expense on operating lease	-	-	59,447
Amount due from associate written off	-	-	68,313
Selling costs	-	-	1,652
	3,694	62,780	1,149,430
Other loss/ (gains):
Exchange loss/ (gain), net	790	6,965	(14,885)
Gain on disposal of subsidiaries	-	(352,889)	-
Total other loss/ (gains)	790	(345,924)	(14,885)

Professional and consulting expenses:
Audit expenses	131,949	126,401	161,369
Legal and professional fees	202,579	87,844	429,254
Consulting expenses	212,700	256,017	598,485
Total legal and professional expenses	547,228	470,262	1,189,108